Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.3%)
Alphabet, Inc. - Class A *	189,051	18,083
Charter Communications, Inc. - Class A *	9,713	2,947
Electronic Arts, Inc.	6,398	740
Match Group, Inc. *	39,085	1,866
Meta Platforms, Inc. - Class A *	97,218	13,191
Omnicom Group, Inc.	93,026	5,869
T-Mobile US, Inc. *	53,531	7,182
Total		49,878

Consumer Discretionary (11.0%)
Airbnb, Inc. *	55,324	5,811
Amazon.com, Inc. *	219,289	24,780
D.R. Horton, Inc.	4,174	281
Etsy, Inc. *	53,819	5,389
Ford Motor Co.	121,825	1,364
Lennar Corp. - Class A	3,864	288
NIKE, Inc. - Class B	56,762	4,718
Starbucks Corp.	60,511	5,099
Tesla, Inc. *	19,245	5,105
The TJX Cos., Inc.	98,345	6,109
Total		58,944

Consumer Staples (6.9%)
Archer-Daniels-Midland Co.	26,500	2,132
Constellation Brands, Inc. - Class A	28,621	6,573
The Hershey Co.	21,435	4,726
Kellogg Co.	30,636	2,134
Monster Beverage Corp.*	49,192	4,278
Philip Morris International, Inc.	62,694	5,204
Sysco Corp.	163,763	11,580
Total		36,627

Energy (5.3%)
BP PLC, ADR	154,209	4,403
ConocoPhillips	61,008	6,244
EOG Resources, Inc.	8,001	894
Marathon Petroleum Corp.	34,221	3,399
Pioneer Natural Resources Co.	5,227	1,132
Schlumberger, Ltd.	45,415	1,630
Shell PLC	208,209	10,360
Total		28,062

Financials (11.8%)
The Allstate Corp.	13,838	1,723
American International Group, Inc.	95,930	4,555

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Ares Management Corp. - Class A	117,423	7,274
Berkshire Hathaway, Inc. - Class B *	5,983	1,598
The Charles Schwab Corp.	106,936	7,686
Chubb, Ltd.	23,264	4,231
Equitable Holdings, Inc.	162,391	4,279
The Goldman Sachs Group, Inc.	19,128	5,606
The Hartford Financial Services Group, Inc.	37,489	2,322
Host Hotels & Resorts, Inc.	154,675	2,456
Marsh & McLennan Cos., Inc.	23,628	3,527
MetLife, Inc.	26,129	1,588
Morgan Stanley	110,017	8,692
S&P Global, Inc.	23,817	7,273
Total		62,810

Health Care (17.0%)
Agilent Technologies, Inc.	22,080	2,684
Align Technology, Inc. *	5,251	1,087
AstraZeneca PLC, ADR	72,844	3,995
Baxter International, Inc.	34,582	1,863
Biogen, Inc. *	3,764	1,005
Boston Scientific Corp.*	76,880	2,977
Bristol-Myers Squibb Co.	76,139	5,413
Centene Corp. *	37,954	2,953
Danaher Corp.	23,365	6,035
Dexcom, Inc. *	15,604	1,257
Edwards Lifesciences Corp.*	26,702	2,206
Elevance Health, Inc.	7,204	3,272
Eli Lilly & Co.	31,256	10,107
GSK PLC, ADR	43,900	1,292
HCA Healthcare, Inc.	12,784	2,350
Horizon Therapeutics PLC*	7,001	433
Humana, Inc.	12,275	5,956
Illumina, Inc. *	9,183	1,752
Incyte Corp. *	8,448	563
Insulet Corp. *	4,751	1,090
Laboratory Corp. of America Holdings	5,864	1,201
McKesson Corp.	6,468	2,198
Moderna, Inc. *	3,672	434
Novartis AG, ADR	26,649	2,026
Pfizer, Inc.	198,616	8,691

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Regeneron Pharmaceuticals, Inc.*	2,283	1,573
Seagen, Inc. *	8,894	1,217
Stryker Corp.	14,426	2,922
Teleflex, Inc.	5,543	1,117
UnitedHealth Group, Inc.	7,876	3,978
Vertex Pharmaceuticals, Inc.*	8,858	2,565
Waters Corp. *	3,088	832
Zoetis, Inc.	22,938	3,401
Total		90,445

Industrials (8.0%)
AMETEK, Inc.	7,868	892
The Boeing Co. *	13,256	1,605
Builders FirstSource, Inc.*	45,537	2,683
Caterpillar, Inc.	11,233	1,843
Emerson Electric Co.	12,798	937
Equifax, Inc.	4,681	802
Expeditors International of Washington, Inc.	4,733	418
FedEx Corp.	11,517	1,710
Fortive Corp.	22,581	1,317
General Dynamics Corp.	12,853	2,727
Honeywell International, Inc.	20,956	3,499
Ingersoll-Rand, Inc.	51,303	2,219
Johnson Controls International PLC	50,544	2,488
Lockheed Martin Corp.	7,814	3,019
PACCAR, Inc.	42,479	3,555
Raytheon Technologies Corp.	46,719	3,824
Southwest Airlines Co.*	73,137	2,256
United Rentals, Inc. *	2,355	636
Waste Connections, Inc.	10,990	1,485
Westinghouse Air Brake Technologies Corp.	62,151	5,056
Total		42,971

Information Technology (20.4%)
Adobe, Inc. *	4,383	1,206
Advanced Micro
Devices, Inc. *	46,594	2,952
Apple, Inc.	166,537	23,015
Block, Inc. - Class A *	33,946	1,867

Large Cap Core Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Ceridian HCM Holding, Inc.*	43,879	2,452
FLEETCOR Technologies, Inc. *	10,663	1,878
Global Payments, Inc.	41,820	4,519
GoDaddy, Inc. *	24,634	1,746
HashiCorp, Inc. - Class A *	25,634	825
HubSpot, Inc. *	421	114
Intel Corp.	20,638	532
KLA Corp.	8,118	2,457
Marvell Technology, Inc.	42,243	1,813
Micron Technology, Inc.	49,052	2,457
Microsoft Corp.	134,858	31,408
NVIDIA Corp.	9,965	1,210
Okta, Inc. *	2,670	152
ON Semiconductor Corp.*	39,581	2,467
Palo Alto Networks, Inc.*	4,794	785
PayPal Holdings, Inc. *	45,804	3,942
Qualtrics International, Inc. - Class A *	30,231	308
Salesforce, Inc. *	22,957	3,302
SentinelOne, Inc. *	8,042	206
ServiceNow, Inc. *	5,440	2,054
Snowflake, Inc. *	1,782	303
Teradyne, Inc.	21,609	1,624
Texas Instruments, Inc.	33,170	5,134
UiPath, Inc. - Class A *	22,159	279
VeriSign, Inc. *	16,008	2,781
Visa, Inc. - Class A	21,086	3,746
Workday, Inc. - Class A *	7,415	1,129
Total		108,663

Materials (2.5%)
Ball Corp.	19,542	944
Celanese Corp. - Class A	24,980	2,257
Crown Holdings, Inc.	15,210	1,233
FMC Corp.	31,095	3,287
Linde PLC	13,429	3,620
PPG Industries, Inc.	20,284	2,245
Total		13,586

Real Estate (2.3%)
American Tower Corp.	15,299	3,285
AvalonBay Communities, Inc.	11,278	2,077
Prologis, Inc.	35,187	3,575
Welltower, Inc.	56,230	3,617
Total		12,554

Telecommunication Services (0.5%)
AT&T, Inc.	160,585	2,463
Total		2,463

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Utilities (3.6%)
The AES Corp.	118,722	2,683
Duke Energy Corp.	56,609	5,266
Edison International	55,952	3,166
Exelon Corp.	93,024	3,484
FirstEnergy Corp.	124,222	4,596
Total		19,195

Total Common Stocks (Cost: $526,803)		526,198

Investment Companies (0.7%)
Investment Companies (0.7%)
SPDR S&P 500 ETF Trust	10,541	3,765
Total		3,765

Total Investment Companies (Cost: $4,367)		3,765

Short-Term Investments (0.8%)
Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	4,014,454	4,014
Total		4,014

Total Short-Term Investments (Cost: $4,014)		4,014

Total Investments (100.1%) (Cost: $535,184)@		533,977

Other Assets, Less Liabilities (-0.1%)		(739)

Net Assets (100.0%)		533,238

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $535,184 and the net unrealized depreciation of investments based on that cost was $1,207 which is comprised of $60,875 aggregate gross unrealized appreciation and $62,082 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$526,198	$—	$—
Investment Companies	3,765	—	—
Short-Term Investments	4,014	—	—

Total Assets:	$533,977	$—	$—

Abbreviations Abbreviations that may be used in the preceding statements
ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand